Supplement to the currently effective Statements of Additional Information for the listed Portfolios:

DWS Variable Series II
  DWS Mid Cap Growth VIP
  DWS Small Cap Growth VIP

--------------------------------------------------------------------------------

The following information revises the "Management of the Funds" section of the above- noted Portfolios' current Statement of Additional Information.

Portfolio Ownership of Portfolio Managers. For Portfolios managed by the Advisor the following table shows the dollar range of shares owned beneficially and of record by each member of the Portfolio's management team in the applicable
Portfolio as well as in all DWS Funds as a group (i.e. those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of the Portfolios' most recent fiscal year-end.

                                                                                            Dollar Range of All
                                 Name of                        Dollar Range of              DWS Fund Shares
Name of Portfolio                Portfolio Manager           Portfolio Shares Owned                Owned
-----------------                -----------------           ----------------------                -----
Mid Cap Growth                    Robert S. Janis                   $0(1)                     Over $1,000,000
                                  Joseph Axtell                       $0                    $100,001 - $500,000

Small Cap Growth                  Robert S. Janis                   $0(2)                     Over $1,000,000
                                  Joseph Axtell                       $0                    $100,001 - $500,000

(1) Although the Portfolio Manager does not have an investment in this variable annuity portfolio, the Portfolio Manager does hold between $100,001-$500,000 in DWS Mid Cap Growth Fund, the retail mutual fund that has the same investment strategy. This investment is included in the "Dollar Range of All DWS Fund Shares Owned."

(2) Although the Portfolio Manager does not have an investment in this variable annuity portfolio, the Portfolio Manager does hold between $100,001-$500,000 in DWS Small Cap Growth Fund, the retail mutual fund that has the same investment strategy. This investment is included in the "Dollar Range of All DWS Fund Shares Owned."

In addition to managing the assets of the Portfolios, the Portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Portfolio, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Portfolios' most recent fiscal year end.

Other SEC Registered Investment Companies Managed:

                                                                                            Number of
                                                                                            Investment
                                                    Number of         Total Assets of       Company          Total Assets of
                                                    Registered        Registered            Accounts with    Performance-
                             Name of Portfolio      Investment        Investment            Performance-     Based Fee
Name of Portfolio            Manager                Companies         Companies             Based Fee        Accounts
-----------------            -------                ---------         ---------             ---------        --------
Mid Cap Growth                Robert S. Janis              6              $2,388,613,541           0                $0
                              Joseph Axtell                8              $3,522,085,511           0                $0
Small Cap Growth              Robert S. Janis              6              $2,196,522,518           0                $0
                              Joseph Axtell                8              $3,329,994,487           0                $0

Other Pooled Investment Vehicles Managed:

                                                                                            Number of
                                                                                            Pooled
                                                                                            Investment       Total Assets
                                                    Number of         Total Assets of       Vehicle          of
                                                    Pooled            Pooled                Accounts with    Performance-
                             Name of Portfolio      Investment        Investment            Performance-     Based Fee
Name of Portfolio            Manager                Vehicles          Vehicles              Based Fee        Accounts
-----------------            -------                --------          --------              ---------        --------

Mid Cap Growth                Robert S. Janis              0                $0                     0               $0
                              Joseph Axtell                0                $0                     0               $0
Small Cap Growth              Robert S. Janis              0                $0                     0               $0
                              Joseph Axtell                0                $0                     0               $0

Other Accounts Managed:

                                                                                           Number of
                                                                                              Other         Total Assets of
                                                     Number of                             Accounts with    Performance-
                             Name of Portfolio       Other             Total Assets of     Performance-     Based Fee
Name of Portfolio            Manager                 Accounts          Other Accounts        Based Fee        Accounts
-----------------            -------                 --------          --------------        ---------        --------

Mid Cap Growth               Robert S. Janis               1              $97,549,054           0                  $0
                             Joseph Axtell                 1               $97,549,054          0                  $0
Small Cap Growth             Robert S. Janis               1               $97,549,054          0                  $0
                             Joseph Axtell                 1               $97,549,054          0                  $0

In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Portfolios. The Advisor has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other "access persons" to invest in securities that may be recommended or traded in the Portfolios and other client accounts.

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

o Certain investments may be appropriate for the Portfolios and also for other clients advised by the Advisor, including other client accounts managed by the Portfolios' management team. Investment decisions for the Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the Advisor may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Portfolio may differ from the results achieved for other clients of the Advisor. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Portfolios. Purchase and sale orders for the Portfolios may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to the Portfolios and the other clients.

o To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The Advisor attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.

o In some cases, an apparent conflict may arise where the Advisor has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The Advisor will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the Advisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

o The Advisor and its affiliates and the investment team of the Portfolios may manage other mutual funds and separate accounts on a long-short basis. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions(and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. The Advisor has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts of interest. Included in these procedures are specific guidelines developed to ensure fair and equitable treatment for all clients whose accounts are managed by each Portfolio's management team. The Advisor and the portfolio management team have established monitoring procedures, a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.

The Advisor is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the Advisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the "Firm") are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interest. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients' advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the Advisor's advisory clients. The Advisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Portfolios' Board.



               Please Retain This Supplement for Future Reference

March 28, 2007